Selected Statement of Operations Data - Financial Expenses, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest:
In respect of bank deposits and marketable securities	$ 2,454	$ 1,834	$ 1,005
Other	58	83	40
Non-Dollar transaction gains - net			8
Income	2,512	1,917	1,053
Interest:
Bank loan	3,391	4,674	5,935
Costs relating to factoring of letters of credit and promissory notes	122	417	525
Net loss from sale of marketable securities		395	909
Impairment of available-for-sale securities			343
Currency translation adjustments	860	860	(873)
Non-Dollar transaction losses - net	2,545	2,072
Bank charges and other	694	910	625
Expenses	7,612	8,468	8,337
Income (Expense)	$ (5,100)	$ (6,551)	$ (7,284)